Submission	Jun. 02, 2026
Submission [Line Items]
Central Index Key	0001804583
Registrant Name	Cloopen Group Holding Ltd
Form Type	SC 13E-3
Submission Type	SC 13E3
Fee Exhibit Type	EX-FILING FEES